Trade payables and other current liabilities - Additional Information (Details) € in Thousands, $ in Millions		12 Months Ended
	Mar. 17, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Decrease in accrued expenses		€ 13,500
Accrued expenses - clinical trials		2,541		€ 15,550
Increase / (Decrease) in trade and other payables		(5,411)		1,959	€ 8,675
Decrease in payroll tax and other payroll liabilities		(300)
Payroll tax and other payroll liabilities		6,600		6,300
Increase in contract liability		18,100
Current contract liabilities		36,172		18,100
Current refund liabilities		313		7,835
Payments to suppliers for goods and services		1,000		700
Total revenues and other income		32,593		(7,191)	€ 36,207
ICON Plc
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase / (Decrease) in trade and other payables		2,100
ICON Plc | Non-clinicals
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase / (Decrease) in trade and other payables		1,300
ICON Plc | Vendors Payables
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase / (Decrease) in trade and other payables		600
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current contract liabilities							€ 16,500
Janssen
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase in contract liability	€ 18,100
Adjustments for refunds provision		32,100
Current refund liabilities	€ 30,600
Payments to suppliers for goods and services | $			$ 6.4
Net of payable reduction | $						$ 0.5
Net of payable reduction, net		5,500
Receipts from sales of goods and rendering of services		4,600
NONORAY-312
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials				11,100
1100 Study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials		€ 2,400		€ 4,400